WGF-Q3

Quarterly Report
July 31, 2025
MFS®  Global Growth Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Alcoholic Beverages – 1.9%
Kweichow Moutai Co. Ltd., “A”	90,056	$17,818,228
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	23,230	$12,490,379
Broadcasting – 0.2%
Walt Disney Co.	16,068	$1,913,859
Brokerage & Asset Managers – 4.0%
Brookfield Asset Management Ltd.	160,526	$9,898,485
Charles Schwab Corp.	107,955	10,550,442
CME Group, Inc.	26,891	7,483,228
London Stock Exchange Group PLC	81,389	9,927,629
		$37,859,784
Business Services – 8.6%
Accenture PLC, “A”	86,538	$23,114,300
CGI, Inc.	121,889	11,750,818
Experian PLC	243,341	12,825,059
Fiserv, Inc. (a)	64,380	8,944,957
Thomson Reuters Corp.	9,060	1,818,277
TransUnion	228,411	21,742,443
		$80,195,854
Computer Software – 11.0%
Microsoft Corp.	138,551	$73,916,959
OBIC Co. Ltd.	272,500	9,764,735
Salesforce, Inc.	76,469	19,754,237
		$103,435,931
Computer Software - Systems – 3.3%
Apple, Inc.	87,233	$18,106,954
Capgemini	85,017	12,700,101
		$30,807,055
Construction – 2.7%
Otis Worldwide Corp.	97,491	$8,354,004
Pool Corp.	27,205	8,382,949
Sherwin-Williams Co.	26,096	8,634,644
		$25,371,597
Consumer Products – 3.1%
Church & Dwight Co., Inc.	177,820	$16,674,182
L’Oréal S.A.	28,201	12,494,644
		$29,168,826
Electrical Equipment – 7.0%
Amphenol Corp., “A”	163,485	$17,412,787
Hubbell, Inc.	42,488	18,587,650
Schneider Electric SE	66,390	17,293,194
TE Connectivity PLC	58,438	12,023,619
		$65,317,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 8.6%
Analog Devices, Inc.	20,602	$4,627,827
NVIDIA Corp.	167,945	29,872,377
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,786	41,023,693
Texas Instruments, Inc.	25,843	4,679,134
		$80,203,031
Food & Beverages – 2.0%
McCormick & Co., Inc.	135,045	$9,538,228
Nestle S.A.	71,272	6,215,635
PepsiCo, Inc.	21,311	2,939,213
		$18,693,076
Gaming & Lodging – 2.1%
Hilton Worldwide Holdings, Inc.	73,203	$19,624,260
General Merchandise – 0.4%
B&M European Value Retail S.A.	413,839	$1,223,437
Dollarama, Inc.	21,094	2,883,070
		$4,106,507
Insurance – 2.6%
Aon PLC	47,861	$17,024,636
Marsh & McLennan Cos., Inc.	36,493	7,269,406
		$24,294,042
Interactive Media Services – 1.3%
Alphabet, Inc., “A”	50,457	$9,682,698
NAVER Corp.	14,838	2,507,178
		$12,189,876
Internet – 0.4%
Gartner, Inc. (a)	11,842	$4,010,293
Leisure & Toys – 2.9%
Tencent Holdings Ltd.	388,200	$27,198,726
Machinery & Tools – 4.7%
Atlas Copco AB	399,916	$6,059,917
Daikin Industries Ltd.	101,400	12,560,339
Eaton Corp. PLC	49,358	18,989,010
Graco, Inc.	72,752	6,109,713
		$43,718,979
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	37,783	$6,392,506
Veeva Systems, Inc. (a)	17,955	5,102,811
		$11,495,317
Medical Equipment – 10.1%
Agilent Technologies, Inc.	141,282	$16,220,586
Becton, Dickinson and Co.	74,120	13,211,890
Boston Scientific Corp. (a)	81,529	8,554,023
Danaher Corp.	72,712	14,335,898
Mettler-Toledo International, Inc. (a)	9,040	11,152,467
STERIS PLC	84,970	19,244,855
Stryker Corp.	16,718	6,565,660
Thermo Fisher Scientific, Inc.	11,160	5,219,309
		$94,504,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 10.1%
Credicorp Ltd.	50,622	$11,997,414
HDFC Bank Ltd.	980,852	22,527,008
Mastercard, Inc., “A”	28,212	15,981,251
Moody's Corp.	24,064	12,410,527
Visa, Inc., “A”	91,655	31,664,053
		$94,580,253
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	55,975	$8,708,061
Railroad & Shipping – 1.6%
Canadian Pacific Kansas City Ltd.	202,791	$14,915,278
Restaurants – 0.3%
Starbucks Corp.	35,416	$3,157,690
Specialty Chemicals – 0.9%
Sika AG	36,475	$8,602,172
Specialty Stores – 1.9%
Ross Stores, Inc.	66,751	$9,114,182
TJX Cos., Inc.	67,970	8,464,304
		$17,578,486
Telecom - Infrastructure – 2.5%
American Tower Corp., REIT	74,469	$15,518,595
Cellnex Telecom S.A.	213,469	7,490,093
		$23,008,688
Utilities - Electric Power – 1.9%
CMS Energy Corp.	243,505	$17,970,669
Total Common Stocks		$932,938,855
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	4,707,891	$4,707,891

Other Assets, Less Liabilities – (0.0)%		(48,251)
Net Assets – 100.0%		$937,598,495

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,707,891 and
$932,938,855, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$630,245,285	$—	$—	$630,245,285
France	29,993,295	24,985,023	—	54,978,318
China	27,198,726	17,818,228	—	45,016,954
Canada	41,265,928	—	—	41,265,928
Taiwan	41,023,693	—	—	41,023,693
United Kingdom	—	23,976,125	—	23,976,125
India	—	22,527,008	—	22,527,008
Japan	—	22,325,074	—	22,325,074
Switzerland	—	14,817,807	—	14,817,807
Other Countries	11,997,414	24,765,249	—	36,762,663
Investment Companies	4,707,891	—	—	4,707,891
Total	$786,432,232	$151,214,514	$—	$937,646,746
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,272,356	$105,950,862	$111,511,649	$(4,134)	$456	$4,707,891

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$286,572	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2025, are as follows:
United States	67.7%
France	5.9%
China	4.8%
Canada	4.4%
Taiwan	4.4%
United Kingdom	2.6%
India	2.4%
Japan	2.4%
Switzerland	1.6%
Other Countries	3.8%